Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Related Party Transcations [Line Items]
Loss on sale of fixed assets					¥ 85
Working capital loan repaid	¥ 82,562	$ 11,806	¥ 92,860		54,890
Purchased inventory	127		119		127	$ 18
Operating entity purchased venue	417	60	2,698		(582)
Beijing Hanzhenyuan International Hotel Co., Ltd. [Member]
Related Party Transcations [Line Items]
Net carrying value					¥ 738
Amount due from related party	738		738
Operating entity purchased venue	746	107
Related Party [Member]
Related Party Transcations [Line Items]
Amount due to related parties			146				$ 20
Jiahe Developments limited [Member]
Related Party Transcations [Line Items]
Working capital loan repaid			¥ 146	$ 20
Jinlin Huazheng [Member]
Related Party Transcations [Line Items]
Working capital loan	¥ 7,000	$ 1,001